Commitments and Contingencies (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Lease term	11 years
Related-party lease payment	$ 0	$ 70,000	$ 53,000	$ 105,000
Rent expense			$ 300,000	$ 400,000	$ 400,000	$ 200,000
Description of agreements expire at various					2045
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term	1 year				1 year
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term	11 years				11 years
Gulf Coast Environmental Systems LLC GCES [Member]
Commitments and Contingencies (Details) [Line Items]
Related-party lease payment					$ 200,000